Summary of Significant Accounting Policies - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Line Items]
Average required reserve balance	$ 40.3	$ 48.0
Historical loss period used in estimating loan loss reserve	72 months
Reserve coverage period in historical losses	1 year 11 months 22 days	1 year 8 months 5 days
Compensating Balance, Amount	$ 0
Commercial Loan
Accounting Policies [Line Items]
Reserve coverage period in historical losses	2 years 3 months 12 days	2 years 5 months